Segment Reporting	9 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
The following tables include results for the Partnership’s floating production storage and offloading (or FPSO) unit segment; shuttle tanker segment; floating storage and off-take (or FSO) unit segment; UMS segment; towage segment; and conventional tanker segment for the periods presented in these consolidated financial statements.

Three Months Ended September 30, 2017	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations(2)	Total
Revenues	116,611	135,549	10,205	—	11,431	3,181	(3,351)	273,626
Voyage expenses	—	(20,018)	(258)	—	(6,191)	(45)	1,410	(25,102)
Vessel operating expenses	(40,816)	(31,007)	(5,132)	(4,509)	(5,825)	—	520	(86,769)
Time-charter hire expenses	—	(16,415)	—	—	—	(4,262)	—	(20,677)
Depreciation and amortization	(36,497)	(31,049)	(2,589)	(1,640)	(4,111)	—	582	(75,304)
General and administrative(1)	(11,004)	(6,060)	(446)	(1,019)	(1,251)	(90)	—	(19,870)
Write-down of vessels	(265,229)	(51,497)	—	—	—	—	—	(316,726)
Restructuring charge	—	—	—	(2,885)	—	—	—	(2,885)
(Loss) income from vessel operations	(236,935)	(20,497)	1,780	(10,053)	(5,947)	(1,216)	(839)	(273,707)

Three Months Ended September 30, 2016	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations	Total
Revenues	121,294	128,482	14,251	13,395	5,345	3,531	—	286,298
Voyage expenses	—	(18,898)	(96)	—	(2,440)	(61)	—	(21,495)
Vessel operating expenses	(42,353)	(33,062)	(6,056)	(8,331)	(4,206)	—	—	(94,008)
Time-charter hire expenses	—	(14,723)	—	—	—	(4,171)	—	(18,894)
Depreciation and amortization	(37,180)	(30,166)	(2,205)	(1,647)	(2,961)	—	—	(74,159)
General and administrative(1)	(10,235)	(1,147)	(230)	(2,640)	(859)	(90)	—	(15,201)
Restructuring charge	(597)	(205)	—	—	—	—	—	(802)
Income (loss) from vessel operations	30,929	30,281	5,664	777	(5,121)	(791)	—	61,739

Nine Months Ended September 30, 2017	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations(2)	Total
Revenues	339,713	404,746	32,492	3,916	26,558	10,482	(3,351)	814,556
Voyage expenses	—	(58,615)	(1,013)	—	(12,110)	(111)	1,410	(70,439)
Vessel operating (expenses) recoveries	(110,988)	(86,846)	(14,904)	(28,327)	(14,929)	10	520	(255,464)
Time-charter hire expenses	—	(48,500)	—	—	(925)	(12,515)	—	(61,940)
Depreciation and amortization	(109,496)	(91,711)	(7,729)	(4,907)	(11,056)	—	582	(224,317)
General and administrative(1)	(25,904)	(12,709)	(1,356)	(4,183)	(3,444)	(270)	—	(47,866)
Write-down of vessels	(265,229)	(51,497)	(1,500)	—	—	—	—	(318,226)
Restructuring charge	(450)	—	—	(2,885)	—	—	—	(3,335)
(Loss) income from vessel operations	(172,354)	54,868	5,990	(36,386)	(15,906)	(2,404)	(839)	(167,031)

Nine Months Ended September 30, 2016	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations	Total
Revenues(3)	378,793	380,505	42,403	30,612	28,158	16,999	—	877,470
Voyage expenses	—	(45,409)	(431)	—	(10,239)	(1,348)	—	(57,427)
Vessel operating expenses	(130,632)	(91,735)	(17,724)	(25,576)	(13,015)	(1,439)	—	(280,121)
Time-charter hire expenses	—	(44,298)	—	—	—	(8,747)	—	(53,045)
Depreciation and amortization	(111,998)	(90,903)	(6,586)	(5,037)	(8,614)	—	—	(223,138)
General and administrative(1)	(27,126)	(8,975)	(612)	(4,166)	(2,350)	(262)	—	(43,491)
Write-down of vessels	—	—	—	(43,650)	—	—	—	(43,650)
Restructuring charge	(2,084)	(205)	—	—	—	—	—	(2,289)
Income (loss) from vessel operations	106,953	98,980	17,050	(47,817)	(6,060)	5,203	—	174,309

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

(2)	Includes revenues and expenses earned and incurred between segments of the Partnership, during the three and nine months ended September 30, 2017.

(3)
Revenues includes a $4.0 million early termination fee received from Teekay Corporation during the nine months ended September 30, 2016, which is included in the Partnership's conventional tanker segment.

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	September 30, 2017	December 31, 2016
	$	$
FPSO segment	2,463,547	2,672,100
Shuttle tanker segment	1,604,134	1,673,348
FSO segment	533,112	407,634
UMS segment	192,642	213,829
Towage segment	377,291	382,973
Conventional tanker segment	5,871	4,818
Unallocated:
Cash and cash equivalents and restricted cash	443,816	342,287
Other assets	3,933	21,631
Consolidated total assets	5,624,346	5,718,620